Related Party Disclosures (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Related Party Disclosures
Revenue	$ 184,544		$ 85,821	$ 56,157
Accounts Payable	71,050		27,049
Other current liabilities	$ 1,694		2,939
Fast Cities Australia
Related Party Disclosures
Accounts receivable due, payable period	30 days	30 days
Lordstown Motors
Related Party Disclosures
Revenue		$ 30
Related parties
Related Party Disclosures
Accounts receivable	$ 237		16
Associated Shareholders
Related Party Disclosures
Accounts receivable	237		16	2,991
Purchase	275		683	591
Accounts Payable	85		93	165
Interest Expense	7,181
Other current liabilities	67,601			6,392
Associated Shareholders | Gilbarco
Related Party Disclosures
Accounts receivable				2,471
Purchase			338	335
Accounts Payable				142
Associated Shareholders | Fast Cities Australia
Related Party Disclosures
Accounts receivable	237		16	520
Associated Shareholders | St Baker Energy
Related Party Disclosures
Purchase	275		345	256
Accounts Payable	85		93	23
Interest Expense	6,059
Other current liabilities	58,873			6,392
Associated Shareholders | Riverstone
Related Party Disclosures
Interest Expense	1,122
Other current liabilities	8,728
Hardware revenue
Related Party Disclosures
Revenue	175,168		80,832	53,562
Hardware revenue | Associated Shareholders
Related Party Disclosures
Revenue	7,203		11,589	21,263
Hardware revenue | Associated Shareholders | Gilbarco
Related Party Disclosures
Revenue			8,135	19,122
Hardware revenue | Associated Shareholders | Fast Cities Australia
Related Party Disclosures
Revenue	7,203		3,454	2,141
Service and maintenance revenue
Related Party Disclosures
Revenue	$ 9,267		$ 4,979	2,590
Service and maintenance revenue | Associated Shareholders
Related Party Disclosures
Revenue				1
Service and maintenance revenue | Associated Shareholders | Fast Cities Australia
Related Party Disclosures
Revenue				$ 1